Property, equipment and software, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Property, equipment and software, net
Total		¥ 10,451,316			¥ 18,205,497
Less: Accumulated depreciation		(3,427,907)			(5,631,319)
Net book value		7,023,409		$ 1,932,616	12,574,178
Depreciation expenses	¥ 2,310,065	1,751,086	¥ 1,027,312
Office equipment
Property, equipment and software, net
Total		3,779,766			7,172,694
Office equipment
Property, equipment and software, net
Total		265,815			287,282
Vehicles
Property, equipment and software, net
Total		1,091,556			1,164,376
Logistic and warehouse equipment
Property, equipment and software, net
Total		1,578,653			2,693,969
Leasehold improvement
Property, equipment and software, net
Total		493,765			827,408
Software
Property, equipment and software, net
Total		175,418			203,848
Building and building improvement
Property, equipment and software, net
Total		¥ 3,066,343			¥ 5,855,920